Schedule of Income Taxes Classified in Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Deferred Income Taxes	$ (161,679)	$ (160,388)